EVERGREEN ASSET MANAGEMENT
                           2500 WESTCHESTER AVENUE
                            PURCHASE, N.Y. 10577

                                                               November 3, 1995.

Securities and Exchange Commission
Judiciary Plaza
450  Fifth Street, N.W.
Washington, D.C.

Attention:     File Room

Re:    EVERGREEN INVESTMENT TRUST (formerly First Union Funds)
       Evergreen High Grade Tax Free Fund
       Evergreen Treasury Money Market Fund
       Evergreen North Carolina Municipal Bond Fund
       Evergreen Florida Municipal Bond Fund
       Evergreen Georgia Municipal Bond Fund
       Evergreen Virginia Municipal Bond Fund
       Evergreen South Carolina Municipal Bond Fund
       File No. 2-94560

Ladies and Gentlemen

     Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is a certification that the Prospectuses and Statements of Additional Information with respect to the above referenced Funds do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




                                                           Very truly yours,



                                                           /s/ James P. Wallin
                                                            James P. Wallin